SHARE CAPITAL (Details Narrative)																																		9 Months Ended		12 Months Ended
	Jun. 30, 2024 shares	Jun. 19, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	Apr. 09, 2024 CAD ($) shares $ / shares	Apr. 08, 2024 CAD ($) $ / shares shares	Apr. 05, 2024 CAD ($) shares $ / shares	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 USD ($) $ / shares shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Oct. 05, 2022 CAD ($) shares	Sep. 20, 2022 CAD ($) shares	May 03, 2022 CAD ($) shares	Jan. 13, 2022 CAD ($) $ / shares shares	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 04, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 CAD ($) shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($) $ / shares shares	May 05, 2021 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($) Integer $ / shares shares	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 20, 2024 shares	Jul. 16, 2024 shares	May 27, 2024 USD ($) $ / shares shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued							116,666,667						223,964											142,395			40,983	200,000	2,403,846			2,000,000	435,337			223,964														6,727		6,727			18,015,833
Number of shares outstanding													223,964																							223,964
Par value | (per share)							$ 0.06											$ 1.50									$ 3.00	$ 2.00	$ 1.04			$ 0.92	$ 1.20								$ 15.13
Compensation amount | $																																		$ 7,831,226	$ 3,018,565	$ 4,695,751
Number of stock options, granted																																				100,000	10,000	1,135,000
Vesting description																	50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year				25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024
Gross proceeds							$ 7,000,000.0											$ 2,600,000						$ 616,570			$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Number of shares authorised																																										2,884,616
Exercise price of stock option | $ / shares																																										$ 0.52
Number of shares exercised																									140,000	150,000				55,000	5,000						290,000	60.000
Proceeds from stock options exercised | $																									$ 114,800	$ 123,000				$ 49,200							$ 237,800	$ 49,200
Number of shares retained																																																							6,269,117
Non-transferable share purchase warrants																													400,000
Warrant, exercise price | $ / shares																													$ 1.30
Description of maximum term of options granted for share-based payment arrangement																																		may not exceed a term of five years.		may not exceed a term of five years
Number of shares vested																																				667,500
Share-based payment expense | $																																				$ 140,821
Share based expense | $																																			$ 95,464	140,821	$ 153,909	$ 550,517
Description of option pricing model, share options granted																																						The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter.
Number of value issued													$ 59,367,042																					$ 63,478,612		$ 59,367,042					$ 400,500								$ 54,806,522
Number of stock options, cancelled																																						180,000
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,733,334																655,369							450,000			1,733,334
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		614,109
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							36,120
Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		537																							26,471			537
Post reverse split [member] | Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		36,124
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		4,412
Number of shares outstanding																																		4,412
Number of shares authorised																																		75,000
Number of voting rights | Integer																																		50
Preference shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																																		4,412
Series A warrants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		7,020,384
Series A warrants [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		412,964
Series B warrants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		172,766
Exercise price | $ / shares																																		$ 1.3643
Series B warrants [member] | Subordinate voting shares one [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		5,299
Exercise price | $ / shares																																		$ 8.1782
Series B warrants [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		10,163
Directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted																																						240,000
Exercise price of stock option | $ / shares																																																						$ 1.22
Director One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted																																						115,000
Exercise price of stock option | $ / shares																																																						$ 2.65
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													94,917																							94,917
Par value | $ / shares													$ 2.00																							$ 2.00
Gross proceeds | $																																				$ 189,834
Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																																			7,920,000
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								749			216	1,053	12,652			10,526	2,291																	35		35			94,820
Number of stock options, granted																																				526	53	5,974
Number of shares authorised																																										15,182
Number of shares exercised																									737	790				289	26						1,527	315
Number of shares retained																																																							32,995
Non-transferable share purchase warrants																													2,105
Number of shares vested																																				3,513
Number of stock options, cancelled																																						948
Post reverse split [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted																																						1,263
Post reverse split [member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													500																							500
Post reverse split [member] | Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																																			41,684
Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,733,334																								2,884,616	24,869	1,733,334	10,961	6,727	6,727
Par value | (per share)						$ 2.99						$ 2.99						$ 1.50																								$ 0.52	$ 2.62	$ 4.33	$ 3.82	$ 6.20	$ 6.20
Compensation amount | $						$ 53,568						$ 53,568		$ 1,996,650	$ 65,264				$ 3,424,201	$ 41,871		$ 41,730	$ 41,875
Number of stock options, granted																	27,819				43,847
Vesting description																	the RSUs will vest over one year.				the RSUs will vest over one year.
Proceeds from issuing other equity instruments | $														319,464					405,636
Gross proceeds | $														$ 1,677,186					$ 3,018,565
Two directors [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						95						17,915																																	10,961	6,727	6,727
Two directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted																	9				14
Two directors [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6						6																																	3	2	2
Two directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		9,123																								15,182	131	9,123	58	35	35
Number of stock options, granted																	146				231
Consultant [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares				$ 1.44
Compensation amount | $				$ 143,927
Number of stock options, granted				100,000				60,083	39,753	650,000						10,935
Vesting description								the RSUs will vest over 4 months and a day.	the RSUs will vest over 4 months and a day.							the RSUs will vest over 4 months and a day
Number of stock options, cancelled	650,000
Consultant [member] | Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted										60,000
Vesting description										the RSUs will vest over 4 months and a day.
Consultant [member] | On the date [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										150,000
Consultant [member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										100,000
Consultant [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				100,000
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted				5,882				19	12	201
Number of stock options, cancelled	201
Consultant [member] | Post reverse split [member] | Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted										19
Consultant [member] | Post reverse split [member] | On the date [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										46
Consultant [member] | Post reverse split [member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested										31
Consultant [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				5,882
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted																58
Director And Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted													93,069
Vesting description													the RSUs will vest over 4 months and a day
Director And Consultant [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted													490
Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													10,000																							10,000													10,000				780,000	780,000
Par value | $ / shares																																																$ 6.20					$ 0.82
Number of shares exercised																																					290,000
Number of shares vested																																					612,500
Directors [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares													$ 1.93																							$ 1.93
Directors [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares													$ 3.82																							$ 3.82
Directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													526																							526
Par value | $ / shares																																																$ 1,178
Number of shares exercised																																					1,527
Number of shares vested																																					3,224
Five directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											410,000
Vesting description											the RSUs will vest over 4 months and a day.
Five directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											127
Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares		$ 0.96			$ 1.39
Compensation amount | $		$ 22,657			$ 1,645,287
Number of stock options, granted						1,180,000
Directors and consultants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		23,543			1,180,000																																			28,000
Directors and consultants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted						69,412
Directors and consultants [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,385			69,412																																			1,647
Three directors [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares			$ 0.97
Compensation amount | $			$ 1,205,315
Three directors [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,238,525
Three directors [member] | Post reverse split [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			72,854
Chief Executive Officer [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																							75,000
Chief Executive Officer [Member] | Preference shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																							4,412
Four Directors [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled											565,000
Four Directors [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled											175